AUTHORISED AND ISSUED SHARE CAPITAL	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
AUTHORISED AND ISSUED SHARE CAPITAL
24. AUTHORISED AND ISSUED SHARE CAPITAL

	Equity ordinary shares[1]	Nominal value £m
Authorised
At 1 January 2023	1,750,000,000	175
At 31 December 2023	1,750,000,000	175
At 31 December 2024	1,750,000,000	175
At 31 December 2025	1,750,000,000	175

Issued and fully paid
At 1 January 2023	1,141,427,296	114
Exercise of share options	85,900	—
At 31 December 2023	1,141,513,196	114

Exercise of share options	248,625	—
Share cancellations	(50,367,570)	(5)
At 31 December 2024	1,091,394,251	109

Exercise of share options	—	—
Share cancellations	—	—
At 31 December 2025	1,091,394,251	109
Note
[1]Ordinary shares have a par value of £0.10
COMPANY’S OWN SHARES
The Company’s holdings of own shares are stated at cost and represent shares held in treasury and purchases by the Employee Share Ownership Plan (ESOP) trusts of shares in the Company for the purpose of funding certain of the Group’s share-based incentive plans.
The trustees of the ESOP purchase the Company’s ordinary shares in the open market using funds provided by the Company. The Company also has an obligation to make regular contributions to the ESOP to enable it to meet its administrative costs. The number and market value of the ordinary shares of the Company held by the ESOP at 31 December 2025 was 277,825 (2024: 39,769, 2023: 490,646), and £0.9 million (2024: £0.3 million, 2023: £4 million) respectively. The number and market value of ordinary shares held in treasury at 31 December 2025 was 12,591,893 (2024: 12,591,893, 2023: 66,675,497) and £42 million (2024: £104 million, 2023: £502 million) respectively.